STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk free	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	rate	rate	rate	volatility	fair value
February 17, 2015	3.89	1.59%	0%	0%	114%	$136,613
July 1, 2014	3.25	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	3.22	1.59%	0%	0%	114%	$118,957
April 1, 2014	3.01	1.59%	0%	0%	114%	$230,930
November 24, 2015	4.65	1.59%	0%	0%	114%	$694,384
December 14, 2015	4.71	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	6.11	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	5.07	1.59%	0%	0%	114%	$213,750
August 8, 2016	5.36	1.59%	0%	0%	114%	$652,068
February 6, 2017	5.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	5.88	1.59%	0%	0%	114%	$148,750
August 3, 2017	6.35	1.59%	0%	0%	114%	$387,209
September 1, 2017	9.43	1.59%	0%	0%	114%	1,832,304
January 24, 2018	6.82	1.59%	0%	0%	114%	$491,036

Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted-Average
	Number of Options	Exercise Price ($)
Outstanding, March 31, 2017	66,024	88.50
Issued	119,036	23.25
Exercised	-	-
Expired	-	-
Cancelled	(14,385)	97.50
Outstanding, March 31, 2018	170,675	75.00

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
The following is a summary of stock options outstanding and exercisable as of September 30, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
24.75	1,028	April 1, 2021	1,028
34.50	630	June 20, 2021	630
34.50	13,212	July 1, 2021	13,212
34.50	944	February 17, 2022	944
183.00	2,667	November 24, 2022	1,778
150.00	12,912	December 14, 2022	10,889
142.50	747	March 28, 2023	747
157.50	2,887	March 28, 2023	2,887
150.00	1,667	April 26, 2023	1,112
150.00	1,667	August 8, 2023	1,667
105.00	2,667	February 6, 2024	889
102.00	1,667	February 13, 2024	1,667
142.50	211	March 3, 2024	211
157.50	816	March 3, 2024	816
142.50	43	March 14, 2024	43
157.50	164	March 14,2024	164
142.50	485	September 30, 2024	485
157.50	1,876	September 30, 2024	1,876
142.50	24	June 2, 2025	24
157.50	90	June 2, 2025	90
37.50	442	December 30, 2025	442
142.50	328	December 30, 2025	182
24.15	81,436	September 1, 2027	20,360
23.25	22,434	January 24, 2025	-
9.735	40,000	April 19, 2028	40,000
6.93	5,000	June 10, 2025	-
	196,044		102,143

The following is a summary of stock options outstanding and exercisable as of March 31, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
24.75	1,762	April 1, 2021	1,762
34.50	651	June 20, 2021	651
34.50	13,212	July 1, 2021	13,212
34.50	944	February 17, 2022	944
183.00	2,667	November 24, 2022	1,778
150.00	13,289	December 14, 2022	11,178
142.50	747	March 28, 2023	747
157.50	2,887	March 28, 2023	2,887
150.00	1,667	April 26, 2023	556
150.00	5,000	August 8, 2023	1,667
105.00	2,667	February 6, 2024	889
102.00	1,667	February 13, 2024	1,111
142.50	211	March 3, 2024	211
157.50	816	March 3, 2024	816
142.50	43	March 14, 2024	43
157.50	164	March 14, 2024	164
142.50	485	September 30, 2024	485
157.50	1,876	September 30, 2024	1,876
142.50	23	June 2, 2025	23
157.50	90	June 2, 2025	90
37.50	442	December 30, 2025	442
142.50	328	December 30, 2025	182
31.50	13,334	August 3, 2024	-
24.15	81,436	September 1, 2027	13,573
23.25	24,267	January 24, 2025	-
	170,675		55,287

Schedule of Share-based Payment Award,Reclassification of Stock Options, Valuation Assumptions [Table Text Block]
As the Company does not have sufficient authorized shares of common stock to cover its options issued, a valuation of these options was done at March 31, 2018 and the resulting liability of $1,451,393 has been recorded in the consolidated balance sheet as shares to be issued, stock options and warrants.

Grant Date	Expected Life	Risk Free rate	Dividend rate	Forfeiture Rate	Expected Volatility	Remeasured Fair Value
February 17, 2015	3.89	1.59%	0%	0%	135%	$7,122
July 1, 2014	3.25	1.59%	0%	0%	135%	$90,472
June 20, 2014	3.22	1.59%	0%	0%	135%	$4,428
April 1, 2014	3.01	1.59%	0%	0%	135%	$12,437
November 24, 2015	4.65	1.59%	0%	0%	135%	$16,327
December 14, 2015	4.71	1.59%	0%	0%	135%	$85,833
April 21, 2016	6.39	1.59%	0%	0%	118%	$53,853
April 26, 2016	5.07	1.59%	0%	0%	114%	$11,430
August 8, 2016	5.36	1.59%	0%	0%	114%	$35,722
February 6, 2017	5.86	1.59%	0%	0%	114%	$16,969
February 13, 2017	5.88	1.59%	0%	0%	114%	$10,703
August 3, 2017	6.35	1.59%	0%	0%	114%	$109,970
September 1, 2017	9.43	1.59%	0%	0%	114%	$782,966
January 24, 2018	6.82	1.59%	0%	0%	114%	$213,161
						1,451,393